Organization - Schedule of Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Superlative Accelerating Infinite Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 05, 2021
Percentage of ownership	100.00%
Place of incorporation	BVI
Principle business activities	Investment holding
Sustainable Available Innovative Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 14, 2021
Percentage of ownership	100.00%
Place of incorporation	BVI
Principle business activities	Investment holding
Silicon Asset Investment Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 03, 2021
Percentage of ownership	100.00%
Place of incorporation	Hong Kong
Principle business activities	Investment holding
Sustainable Available Innovative Pte. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 18, 2021
Percentage of ownership	100.00%
Place of incorporation	Singapore
Principle business activities	Investment holding
Sustainable Available Innovative Asia Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 26, 2021
Percentage of ownership	100.00%
Place of incorporation	Republic of Kazakhstan
Principle business activities	Investment holding
Hangzhou Dareruohan Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 02, 2021
Percentage of ownership	100.00%
Place of incorporation	PRC
Principle business activities	Research and Development
Nanjing SuannengWuxian Technology Co. Ltd.[Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 04, 2020	[1]
Percentage of ownership	100.00%	[1]
Place of incorporation	PRC	[1]
Principle business activities	Research and Development	[1]
SAI US INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 24, 2022
Percentage of ownership	100.00%
Place of incorporation	U.S.
Principle business activities	Engaged in crypto asset mining business
SAITECH FIN OY [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Nov. 16, 2021
Percentage of ownership	100.00%
Place of incorporation	Finland
Principle business activities	Investment holding
Boltbit Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 28, 2023
Percentage of ownership	100.00%
Place of incorporation	CAY
Principle business activities	Investment holding
Boltbit SG PTE. LTD(Singapore) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 05, 2023
Percentage of ownership	100.00%
Place of incorporation	Singapore
Principle business activities	Investment holding
Energism asset investment Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 11, 2023
Percentage of ownership	100.00%
Place of incorporation	BVI
Principle business activities	Investment holding
Energism General Partner Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 01, 2023
Percentage of ownership	100.00%
Place of incorporation	CAY
Principle business activities	Investment holding
BOLTBIT US INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 16, 2023
Percentage of ownership	100.00%
Place of incorporation	U.S.
Principle business activities	Engaged in AI related Business
SAITECH LIMITED [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 02, 2021
Percentage of ownership	100.00%
Place of incorporation	CAY
Principle business activities	Investment holding

[1]	On August 9, 2021, the Company completed the acquisition of Nanjing SuannengWuxian Technology Co. Ltd. (“Nanjing SuannengWuxian”), an entity under common control by one of our principal shareholders. Nanjing SuannengWuxian provides crypto mining service to its customers.